PGIM Jennison Focused Value ETF Investment Strategy - PGIM Jennison Focused Value ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its investable assets in equity and equity-related securities. The Fund follows a value investment style to select equities of approximately 25 to 40 issuers. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that it believes are undervalued compared to their perceived worth (“value companies”). The Fund may invest in companies of any market capitalization. Under normal market conditions, the Fund is expected to invest predominantly in large capitalization companies, which are companies with market capitalizations (measured at the time of purchase) of $1 billion or more and are selected by the subadviser using a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specified index. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund’s subadviser selects investments for the Fund using a proprietary combination of bottom-up fundamental research and systematic portfolio construction to build a portfolio of high-conviction stocks reflecting the views of the subadviser. High-conviction stocks reflect those stocks that the subadviser believes are strong investments and the subadviser may allocate and rotate portfolio assets more heavily toward those stocks it believes are stronger investments. The subadviser will actively manage the Fund and will seek to invest in companies that it believes will provide investment returns above those of the Russell 1000 Value Index. As a result of these processes, the subadviser seeks to construct a portfolio of companies that have one or more of the following characteristics – attractive valuation metrics that are unique to that business, high levels of durability and viability of the business, good business models that are being mispriced, high returns on assets and/or equity, high free cash flow yields, management teams that are willing to make changes, and/or something operationally wrong that can be fixed or is temporary. Valuation metrics are ratios or data-points that can help provide guidance as to the value of a company and common valuation metrics that the subadviser may use among others are price to earnings, price to free-cash-flow, price to book, price to operating earnings, price to revenues, and price to dividend yield ratios. The subadviser employs a systematic portfolio optimization process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that the Fund can convert into the company's common stock, the cash value of common stock or some other equity security. The Fund may invest up to 35% of its investable assets in foreign securities. At times, the Fund may have a significant portion of its assets invested in the same economic sector.